Stock Option Plan (Schedule of Stock Option Plan Activity) (Details) - $ / shares	12 Months Ended			241 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015
Number of stock options
Outstanding at beginning of the year	132,000	1,080,500	1,685,500
Granted during the year	400,000			5,669,000
Exercised during the year		(230,000)	(605,000)
Canceled or expired		(718,500)
Outstanding and exercisable at the end of the year	532,000	132,000	1,080,500	532,000
Weighted average exercise price
Outstanding at beginning of the year	$ 2.14	$ 7.29	$ 5.44
Granted during the year	$ 2.09
Exercised during the year		$ 2.14	$ 2.14
Canceled or expired		9.88
Outstanding and exercisable at the end of the year	$ 2.10	2.14	$ 7.29	$ 2.10
Minimum exercise price per share	2.09	2.09	1.34
Maximum exercise price per share	$ 2.14	$ 2.14	$ 14.10